Income Taxes - HK statutory income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Income/(loss) before income tax expense	$ (513)	$ (3,469)	$ (6,267)
HK statutory income tax rate	16.50%	16.50%	16.50%
Tax effect of income not taxable for tax purpose	$ (213)		$ (5)
Expenses not deductible	17
Income tax expense	$ 230		$ 5